Investments in subsidiary undertakings, joint ventures and associates - Equity method and fair value through profit or loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in subsidiary undertakings, joint ventures and associates
Fair value of associates accounted for at fair value through profit or loss	$ 700	$ 700
Share of profit from joint ventures and associates, net of related tax	517	397	$ 319
Other comprehensive income in the joint ventures and associates	0	0	0
Unrecognised share of losses of a joint venture	0	0	0
Unrecognised share of losses of a associate	0	0	0
Contingent liabilities in relation to interests in joint ventures	0	0	0
Capital commitments in relation to interests in joint ventures	0	0	0
Operating segments
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	517	397	319
Shareholder-backed | Operating segments
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	517	397	319
Shareholder-backed | Operating segments | Asia insurance operations
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	400	291	238
Shareholder-backed | Operating segments | Asia asset management
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax	$ 117	$ 106	$ 81